Interests in Other Entities - Schedule of Subsidiaries With Significant Non-Controlling Interests (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	£ 36	£ 37	£ 39
Accumulated non-controlling interests of the subsidiary	397	395
Total assets	299,064	288,488	289,381
Total liabilities	282,819	272,147	273,161
Profit after tax	438	709	1,164
Total comprehensive income for the year	186	373	£ 1,563
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	19	19
Accumulated non-controlling interests of the subsidiary	162	160
Dividends paid to non-controlling interests	15	12
Total assets	3,451	3,228
Total liabilities	3,127	2,905
Profit after tax	38	40
Total comprehensive income for the year	£ 33	£ 40